LEASES (Tables)	12 Months Ended
Jun. 29, 2016
Leases [Abstract]
Schedule of Rent Expense
Rent expense consists of the following (in thousands):

	2016	2015	2014
Straight-lined minimum rent	$107,776	$92,917	$90,574
Contingent rent	4,408	4,774	4,737
Other	11,283	9,998	9,817
Total rent expense	$123,467	$107,689	$105,128

Future Minimum Lease Payments
As of June 29, 2016, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2017	$5,954	$123,312
2018	5,745	116,418
2019	5,226	95,276
2020	4,853	80,881
2021	4,138	66,293
Thereafter	27,977	156,563
Total minimum lease payments(a)	53,893	$638,743
Imputed interest (average rate of 7%)	(16,361)
Present value of minimum lease payments	37,532
Less current installments	(3,563)
	$33,969
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(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $25.5 million and $47.1 million for capital and operating subleases, respectively.